SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow statement items
Other items comprise:

(US $ millions)	Note	2020	2019
Stock-based compensation		$6	$4
Pension funding greater than expense		(2)	(2)
Cash interest paid (more) less than interest expense		(1)	10
Amortization of debt issue costs	13	2	2
Unrealized loss on outstanding forwards	19	—	1
Unrealized foreign exchange loss on translation of monetary balances		4	2
Other		(4)	(1)
		$5	$16
The net change in non-cash operating working capital balance comprises:

(US $ millions)	2020	2019
Cash (used for) provided by:
Accounts receivable	$(88)	$13
Prepaids	1	(1)
Inventory	5	(7)
Accounts payable and accrued liabilities	66	(52)
	$(16)	$(47)
Cash interest and income taxes comprise:
(US $ millions)	2020	2019
Cash interest paid	$(45)	$(34)
Cash interest received	—	2
Cash taxes paid	(15)	(70)
Cash taxes received	45	28
The net change in financial liabilities arising from financing activities comprises:

(US $ millions)	2020	2019
Long-term debt	$1	$107
Other long-term debt	(68)	68
Net (decrease) increase in financial liabilities	$(67)	$175

Cash and non-cash movements of changes in financial liabilities arising from financing activities comprises:

(US $ millions)	Note	2020	2019
Cash movements:
Issuance of debt	8	$—	$350
Repayment of debt	8	—	(240)
Debt issuance costs	8	(1)	(6)
Accounts receivable securitization (repayments) drawings	3	(68)	68
		(69)	172
Non-cash movements:
Amortization of debt issue costs	8	2	2
Costs on early extinguishment of 2020 Notes	8	—	1
		2	3
Net (decrease) increase in financial liabilities		$(67)	$175